SEGMENT INFORMATION (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Jan. 02, 2016	Oct. 03, 2015	Jul. 04, 2015	Apr. 04, 2015	Jan. 03, 2015	Sep. 27, 2014	Jun. 28, 2014	Mar. 29, 2014	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013
Segment Reporting Information
Net sales	$ 1,454.8	$ 1,468.1	$ 1,516.0	$ 1,528.0	$ 1,604.8	$ 1,559.6	$ 1,615.8	$ 1,550.1	$ 5,966.9	$ 6,330.3	$ 6,140.0
Interest expense									(60.5)	(63.3)	(60.9)
Income from continuing operations before taxes									408.9	360.8	366.0
Other expense, net	$ 19.3	$ 7.0	$ 27.7	$ 14.3	$ 14.6	$ 7.8	$ 38.5	$ 7.3	68.3	68.2	36.6
Capital expenditures									138.9	152.2	124.7
Depreciation and amortization expense									188.3	201.6	204.3
Intersegment
Segment Reporting Information
Net sales									67.7	75.2	70.6
Pressure-sensitive Materials | Operating segments
Segment Reporting Information
Net sales									4,373.7	4,658.1	4,455.0
Income from continuing operations before taxes									496.6	434.4	442.8
Other expense, net									16.3	41.6	10.8
Capital expenditures									83.2	110.5	81.1
Depreciation and amortization expense									111.5	116.0	113.5
Pressure-sensitive Materials | Intersegment
Segment Reporting Information
Net sales									60.9	63.2	64.6
Pressure-sensitive Materials | Materials
Segment Reporting Information
Net sales									4,060.0	4,330.0	4,160.0
Pressure-sensitive Materials | Performance Tapes
Segment Reporting Information
Net sales									313.6	332.5	293.0
Retail Branding and Information Solutions | Operating segments
Segment Reporting Information
Net sales									1,520.3	1,591.6	1,611.1
Income from continuing operations before taxes									70.0	87.9	81.7
Other expense, net									45.9	22.0	20.0
Capital expenditures									52.9	39.6	42.4
Depreciation and amortization expense									73.1	81.4	86.7
Retail Branding and Information Solutions | Intersegment
Segment Reporting Information
Net sales									1.9	2.4	2.4
Vancive Medical Technologies | Operating segments
Segment Reporting Information
Net sales									72.9	80.6	73.9
Income from continuing operations before taxes									(4.5)	(11.7)	(8.3)
Other expense, net									3.6	4.2	0.1
Capital expenditures									2.8	2.1	1.2
Depreciation and amortization expense									3.7	4.2	4.1
Vancive Medical Technologies | Intersegment
Segment Reporting Information
Net sales									4.9	9.6	3.6
Corporate
Segment Reporting Information
Income from continuing operations before taxes									(92.7)	(86.5)	(89.3)
Other expense, net									$ 2.5	$ 0.4	$ 5.7